Realized Gains on Sales of Investments, Net (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Realized Gains on Sales of Investments, Net [Abstract]
Gross realized gains on sales of investments	¥ 38,169,360	¥ 28,330,375	¥ 57,368,616
Gross realized losses on sales of investments	¥ 31,620,876	¥ 7,763,703	¥ 38,198,180